Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Total (a)		Compensation Actually Paid (b)				Value of Initial Fixed $100 Investment Based On:
Year	John Bissell ($)	Rich Riley ($)	John Bissell ($)	Rich Riley ($)	Average Summary Compensation Total for Non-PEO NEOs ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)(b)	Total Shareholder Return ($) (c)	Peer Group Total Shareholder Return ($) (c)(d)	Net Income ($) (e)	The most important financial measure ($) (f)
2022	1,957,115	2,059,799	(1,330,584)	(941,438)	1,048,856	754,461	46.15	75.47	78,569,000	4.61
2021	2,423,220	2,125,881	3,560,830	7,480,090	2,076,560	1,335,130	64.56	96.22	42,090,000	6.45

Company Selected Measure Name	Cumulative total shareholder return
Named Executive Officers, Footnote [Text Block]
(a) The amounts for the summary compensation total of the PEOs and the average summary compensation total of the Non-PEO NEOs reflect the total compensation shown in the summary compensation table (“SCT”) above. The PEOs and Non-PEO NEOs included in the columns reflect the following:

Year	PEOs	Non-PEO NEOs
2022	John Bissell, Rich Riley	Nate Whaley, Stephen Galowitz, Joshua Lee
2021	John Bissell, Rich Riley	Stephen Galowitz, Joshua Lee

Peer Group Issuers, Footnote [Text Block]	(d) Peer Group TSR reflects the Company’s peer group (Russell 2000) as reflected in our Annual Report on the Form 10-K pursuant to Item 201 (e) of Regulation S-K of the fiscal year ended December 31, 2022. Each year reflects what the cumulative value of $100 would be invested on June 24, 2021.
Adjustment To PEO Compensation, Footnote [Text Block]	These columns represents the compensation actually paid by adjusting the officer’s total compensation for certain amounts relating to equity awards, as follows:
Fair value or change in fair value, as applicable, of equity awards included in the “Compensation Actually Paid” columns was determined by (i) RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (ii) PSU awards, the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, (iii) stock options, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement.
For the portion of “compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2022 $4.61 and 2021 $6.45.

	2022
2022 “Compensation Actually Paid” to each PEO	John Bissell	Rich Riley
Total reported in 2022 SCT	$1,957,115	$2,059,799
Less: value of stock & option award reported in SCT	(1,647,000)	(1,647,000)
Plus: Year-end value of awards granted in fiscal year that are unvested and outstanding	1,383,000	1,383,000
Plus: Change in fair value of prior year awards that are outstanding and unvested	(2,918,173)	(2,456,469)
Plus: FMV of awards granted this year and that vested this year	—	—
Plus: Change in fair value (from prior year-end) of prior year awards that vested this year.	(105,526)	(280,768)
Less: Prior year fair value of prior year awards that failed to vest this year	—	—
Total adjustments	(3,287,699)	(3,001,237)
Compensation Actually Paid for fiscal year 2022	$(1,330,584)	$(941,438)

	2021
2021 “Compensation Actually Paid” to each PEO	John Bissell	Rich Riley
Total reported in 2021 SCT	$2,423,220	$2,125,881
Less: value of stock & option award reported in SCT	(2,212,497)	(1,837,500)
Plus: Year-end value of awards granted in fiscal year that are unvested and outstanding	329,079	—
Plus: Change in fair value of prior year awards that are outstanding and unvested	(74,902)	2,115,286
Plus: FMV of awards granted this year and that vested this year	—	—
Plus: Change in fair value (from prior year-end) of prior year awards that vested this year.	3,095,930	5,076,423
Less: Prior year fair value of prior year awards that failed to vest this year	—	—
Total adjustments	1,137,610	5,354,209
Compensation Actually Paid for fiscal year 2021	$3,560,830	$7,480,090

The average “Compensation Actually Paid” to the Non-PEO NEOs	2022	2021
Average total reported in SCT	$1,048,856	$2,076,560
Less: Average value of stock & option award reported in SCT	(777,750)	(1,814,686)
Plus: Average year-end value of awards granted in fiscal year that are unvested and outstanding	653,083	745,917
Plus: Average change in fair value of prior year awards that are outstanding and unvested	(120,587)	—
Plus: Average FMV of awards granted this year and that vested this year	—	—
Plus: Average change in fair value (from prior year-end) of prior year awards that vested this year	(49,141)	327,339
Less: Average prior year fair value of prior year awards that failed to vest this year	—	—
Total adjustments	(294,395)	(741,430)
Average Compensation Actually Paid	$754,461	$1,335,130

Non-PEO NEO Average Total Compensation Amount	$ 1,048,856	$ 2,076,560
Non-PEO NEO Average Compensation Actually Paid Amount	$ 754,461	1,335,130
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	These columns represents the compensation actually paid by adjusting the officer’s total compensation for certain amounts relating to equity awards, as follows:
Fair value or change in fair value, as applicable, of equity awards included in the “Compensation Actually Paid” columns was determined by (i) RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (ii) PSU awards, the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, (iii) stock options, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement.
For the portion of “compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2022 $4.61 and 2021 $6.45.

	2022
2022 “Compensation Actually Paid” to each PEO	John Bissell	Rich Riley
Total reported in 2022 SCT	$1,957,115	$2,059,799
Less: value of stock & option award reported in SCT	(1,647,000)	(1,647,000)
Plus: Year-end value of awards granted in fiscal year that are unvested and outstanding	1,383,000	1,383,000
Plus: Change in fair value of prior year awards that are outstanding and unvested	(2,918,173)	(2,456,469)
Plus: FMV of awards granted this year and that vested this year	—	—
Plus: Change in fair value (from prior year-end) of prior year awards that vested this year.	(105,526)	(280,768)
Less: Prior year fair value of prior year awards that failed to vest this year	—	—
Total adjustments	(3,287,699)	(3,001,237)
Compensation Actually Paid for fiscal year 2022	$(1,330,584)	$(941,438)

	2021
2021 “Compensation Actually Paid” to each PEO	John Bissell	Rich Riley
Total reported in 2021 SCT	$2,423,220	$2,125,881
Less: value of stock & option award reported in SCT	(2,212,497)	(1,837,500)
Plus: Year-end value of awards granted in fiscal year that are unvested and outstanding	329,079	—
Plus: Change in fair value of prior year awards that are outstanding and unvested	(74,902)	2,115,286
Plus: FMV of awards granted this year and that vested this year	—	—
Plus: Change in fair value (from prior year-end) of prior year awards that vested this year.	3,095,930	5,076,423
Less: Prior year fair value of prior year awards that failed to vest this year	—	—
Total adjustments	1,137,610	5,354,209
Compensation Actually Paid for fiscal year 2021	$3,560,830	$7,480,090

The average “Compensation Actually Paid” to the Non-PEO NEOs	2022	2021
Average total reported in SCT	$1,048,856	$2,076,560
Less: Average value of stock & option award reported in SCT	(777,750)	(1,814,686)
Plus: Average year-end value of awards granted in fiscal year that are unvested and outstanding	653,083	745,917
Plus: Average change in fair value of prior year awards that are outstanding and unvested	(120,587)	—
Plus: Average FMV of awards granted this year and that vested this year	—	—
Plus: Average change in fair value (from prior year-end) of prior year awards that vested this year	(49,141)	327,339
Less: Average prior year fair value of prior year awards that failed to vest this year	—	—
Total adjustments	(294,395)	(741,430)
Average Compensation Actually Paid	$754,461	$1,335,130

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]

2022 Most Important Measures (unranked)
Company Stock Price	Adjusted EBITDA
Revenue	Mechanical Completion of Manufacturing Plant

Total Shareholder Return Amount	$ 46.15	64.56
Peer Group Total Shareholder Return Amount	75.47	96.22
Net Income (Loss)	$ 78,569,000	$ 42,090,000
Company Selected Measure Amount	4.61	6.45
Additional 402(v) Disclosure [Text Block]
(e) Represents the amount of net income reflected in the Company’s audited financial statements for each applicable fiscal year.
(f) The Company has determined that it does not have the most important financial performance measure that is linked to compensation actually paid to our PEOs and Non-PEO NEOs to the Company’s performance. The Company is using non-financial performance measures that are considered relevant and have direct impact to PEO and Non-PEO NEO compensation based on our pre-revenue status.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	100
Non-GAAP Measure Description [Text Block]	(c) Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The beginning of the measurement period for each of the fiscal years in the table is December 31, 2020.
John Bissell [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,957,115	$ 2,423,220
PEO Actually Paid Compensation Amount	(1,330,584)	3,560,830
Rich Riley [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	2,059,799	2,125,881
PEO Actually Paid Compensation Amount	(941,438)	7,480,090
PEO [Member] | John Bissell [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,287,699)	1,137,610
PEO [Member] | John Bissell [Member] | Value Of Stock And Option Awards In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,647,000)	(2,212,497)
PEO [Member] | John Bissell [Member] | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,383,000	329,079
PEO [Member] | John Bissell [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,918,173)	(74,902)
PEO [Member] | John Bissell [Member] | FMV Of Awards Granted This Year And That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | John Bissell [Member] | Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(105,526)	3,095,930
PEO [Member] | John Bissell [Member] | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Rich Riley [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,001,237)	5,354,209
PEO [Member] | Rich Riley [Member] | Value Of Stock And Option Awards In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,647,000)	(1,837,500)
PEO [Member] | Rich Riley [Member] | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,383,000	0
PEO [Member] | Rich Riley [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,456,469)	2,115,286
PEO [Member] | Rich Riley [Member] | FMV Of Awards Granted This Year And That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Rich Riley [Member] | Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(280,768)	5,076,423
PEO [Member] | Rich Riley [Member] | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(294,395)	(741,430)
Non-PEO NEO [Member] | Value Of Stock And Option Awards In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(777,750)	(1,814,686)
Non-PEO NEO [Member] | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	653,083	745,917
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(120,587)	0
Non-PEO NEO [Member] | FMV Of Awards Granted This Year And That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,141)	327,339
Non-PEO NEO [Member] | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0